Retirement Cornerstone® Series

Equitable Financial Life Insurance Company of America

Equitable Financial Life Insurance Company

Issued through: Equitable America Variable Account No. 70A and Separate Account No. 70

Contract Classes: Series B, Series CP®, Series L, Series C

Updating Summary Prospectus for Existing Investors

May 1, 2026

This updating summary prospectus (the “Summary Prospectus”) summarizes key features of the contract. The statutory prospectus (the “Prospectus”) and Statement of Additional Information ("SAI") for the contract contain more information about the contract’s features, benefits, and risks. The Prospectus and SAI are incorporated by reference into this Summary Prospectus. You can find the current Prospectus, SAI and other information about the contract online at www.equitable.com/ICSR#EQH146637. You can also obtain this information at no cost by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary.

The Retirement Cornerstone® Series are variable and fixed individual and group flexible premium deferred annuity contracts. This Summary Prospectus only describes Retirement Cornerstone® Series B (“Series B”), Retirement Cornerstone® Series CP® (“Series CP®”), Retirement Cornerstone® Series L (“Series L”), and Retirement Cornerstone® Series C (“Series C”). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The contract is a complex investment that involves risks, including potential loss of principal. You should speak with a financial professional about the features, benefits, risks, and fees and whether the contract is appropriate for you based on your financial situation and objectives.

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in withdrawal charges, taxes, and tax penalties.

All guarantees are subject to the Company’s financial strength and claims paying ability.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Updated Information About Your Contract

The information in this Summary Prospectus is a summary of certain contract features that have changed since the Prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your contract.

INVESTMENT OPTIONS

There have been changes to the Appendix “Investment options available under the contract” in this Summary Prospectus.

Investment Options Added: EQ/Goldman Sachs Moderate Growth Allocation.

Investment Options No Longer Available: First Trust/Dow Jones Dividend & Income Allocation Portfolio; Invesco V.I. High Yield Fund; Invesco V.I. Main Street Mid Cap Fund®; Invesco V.I. Small Cap Equity Fund; MFS® Investors Trust Series.

Investment Option Name Changes: Nomura VIP Asset Strategy Series (formerly Macquarie VIP Asset Strategy Series); Nomura VIP High Income Series (formerly known as Macquarie VIP High Income Series); Templeton Emerging Markets VIP Fund (formerly Templeton Developing Markets VIP Fund).

EXCHANGE OFFER

An exchange offer was made in connection with an assumption reinsurance transaction (the “Program”) between Equitable Financial Life Insurance Company of America (“EFLOA”, the “Company” or “we”) and Equitable Financial Life Insurance Company (“EFLIC”). Pursuant to the Program, certain EFLIC variable annuity contracts (each an “EFLIC Contract” and collectively, the “EFLIC Contracts”) will be exchanged for identical EFLOA contracts (each an “EFLOA Contract” and collectively, the “EFLOA Contracts”). Not all contracts are eligible for the exchange offer.

Depending on which state your EFLIC Contract was issued in, you may have to affirmatively consent to or have the right to opt-out of the exchange. We will advise you which of the following consent processes applies to your EFLIC contract (based on the state it was issued in):

•	In certain states, you must affirmatively consent to the exchange (“opt-in process”).

•	In certain states, you will be deemed to have elected the exchange if you do not exercise your right to opt out within a specified period (“opt-out process”).

•	In certain states, your EFLIC Contract will be exchanged for an EFLOA Contract automatically without any action by you (“automatic process”).

Please note, in a majority of states, you will not be required to take any additional steps or provide affirmative consent before your EFLIC Contract is exchanged for an EFLOA Contract.

Important Considerations

If your EFLIC Contract is exchanged for an EFLOA Contract:

•	Your EFLIC Contract will terminate and EFLIC will have no further obligation to you for the benefits under your EFLIC Contract.

•	EFLOA will be solely responsible to you for the benefits under your EFLOA Contract.

•	The Account Value in your EFLIC Contract will be transferred to your EFLOA Contract without any change in value and there will be no interruption to your investments because of the exchange.

•	At the time of the exchange, the same investment options available under your EFLIC Contract will be available for investment under your EFLOA Contract. Any investment restrictions applicable under your EFLIC Contract will continue to apply under your EFLOA Contract.

•	Your death benefit and any optional benefit(s) under your EFLOA Contract immediately after the exchange will be the same as your death benefit and any optional benefit(s) under your EFLIC Contract immediately before the exchange and will continue to be calculated in the same way.

•	You will receive credit for the time your contributions were invested in your EFLIC Contract for purposes of determining whether a withdrawal charge, if applicable, applies under your EFLOA Contract.

•	We will not assess any charges against you because of the exchange.

There should be no adverse tax consequences to contract owners because of the Program between EFLIC and EFLOA or the exchange of an EFLIC Contract for an EFLOA Contract. Notwithstanding, we recommend that you consult your tax advisor.

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Important information you should consider about the contract

FEES AND EXPENSES
Are there Charges or Adjustments for Early Withdrawals?

Yes. Each series of the contract provides for different withdrawal charge periods and percentages.

Series B — If you surrender your contract, apply cash value to a non-life contingent annuity payment option, or withdraw money from Series B of the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

Series CP® — If you surrender your contract, apply cash value to a non-life contingent annuity payment option, or withdraw money from Series CP® of the contract within 9 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

Series L — If you surrender your contract, apply cash value to a non-life contingent annuity payment option, or withdraw money from Series L of the contract within 4 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes, or tax penalties.

Series C — If you surrender your contract, apply cash value to a non-life contingent annuity payment option, or withdraw money from Series C you will not be assessed a withdrawal charge.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges and expenses” in the Prospectus.

Are There Transaction Charges?

Yes. In addition to withdrawal charges, you may also be charged for other transactions including special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges; or when you transfer between investment options in excess a certain number.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Are There Ongoing Fees and Expenses?

Yes. Each series of the contract provides for different ongoing fees and expenses. The tables below describe the fees and expenses that you may pay each year depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series)(1)	1.30%	1.70%
Portfolio Company fees and expenses(2)	0.54%	3.48%
Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.25%	1.20%

(1)  Expressed as an annual percentage of daily net assets in the variable investment options.

(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.

(3)  Expressed as an annual percentage of the applicable benefit base.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes no credits and that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

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Lowest Annual Cost $1,695	Highest Annual Cost $4,835

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Least expensive combination of contract series and Portfolio fees and expenses

•

No optional benefits

•

No sales charges

•

No additional contributions, transfers or withdrawals

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Most expensive combination of contract series (Series CP®), optional benefits (GIB and “Greater of” death benefit) and Portfolio fees and expenses

•

No sales charges

•

No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

RISKS
Is There a Risk of Loss From Poor Performance?

Yes. The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the Contract” in the Prospectus.

Is this a Short-Term Investment?

No. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

What are the Risks Associated with the Investment Options?

An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Fixed Investment options” and “Portfolios of the Trusts” in ”Purchasing the Contract” in the Prospectus. See also Appendix “Investment options available under the contract” in the Prospectus.

What are the Risks Related to the Insurance Company?

An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the fixed investment options, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

RESTRICTIONS
Are There Restrictions on the Investment Options?

Yes. We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Guaranteed Benefit account variable investment options) and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring account value from any variable investment option to another variable investment option.

Credits under Series CP® contracts may be recaptured upon free look, annuitization, and death.

There are restrictions regarding investment options if Guaranteed benefits are elected, limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with Special DCA programs. See “Allocating your contributions” in “Purchasing the Contract” and Transferring your account value” in “Transferring your money among investment options” in the Prospectus for more information.

For more information see “About The Separate Account” in “More information” in the Prospectus.

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Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

Contributions and transfers into and out of the guaranteed interest option are limited.

For additional information about restrictions on the investment options, see “Transfer charge” in “Charges and expenses”, and “Portfolios of the Trusts” and “Guaranteed Interest Option” in “Purchasing the Contract” and “Transferring your money among investment options” in the Prospectus.

Are There Any Restrictions on Contract Benefits?

Yes. At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have one or more Guaranteed benefits (which are also known as optional benefits) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/ or transfers into the Guaranteed Benefit account variable investment options, you may no longer be able to fund your Guaranteed benefit(s).

Investment options are limited if Guaranteed benefits are elected. Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

The standard and optional death benefits offered with the contract are available only at contract purchase. Withdrawals could significantly reduce or terminate the death benefit.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the Contract” in the Prospectus. See also “Death Benefits” and “Living Benefits” in “Benefits available under the contract” in the Prospectus.

TAXES
What Are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?

Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Should I Exchange My Contract?

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the Prospectus.

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Appendix: Investment options available under the contract

Variable Investment options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146637. You can request this information at no cost by calling 1—877—522—5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the Guaranteed Benefit Account table below.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	1290 VT Equity Income — Equitable Investment Management Group, LLC (“EIMG”); Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	13.04%	11.25%	8.85%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%	^	15.91%	7.70%	5.38%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02%	^	7.54%	3.92%	5.41%
Specialty	1290 VT Multi-Alternative Strategies — EIMG	1.53%	^	13.40%	3.50%	—
Specialty	1290 VT Natural Resources — EIMG; AllianceBernstein L.P.	0.90%	^	28.04%	16.06%	9.42%
Specialty	1290 VT Real Estate — EIMG; AllianceBernstein L.P.	0.90%	^	9.67%	2.69%	3.28%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%		13.95%	10.21%	10.74%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		9.32%	4.40%	8.33%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%	^	3.31%	7.06%	9.21%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.80%		13.33%	12.43%	13.15%
Asset Allocation	EQ/AB Dynamic Moderate GrowthΔ — EIMG; AllianceBernstein L.P.	1.13%		13.46%	6.31%	6.12%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.15%		12.97%	7.79%	9.47%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.01%		12.17%	7.61%	9.04%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	17.18%	7.12%	8.28%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	8.72%	8.64%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.97%		10.05%	4.68%	6.08%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.95%	^	19.83%	13.80%	15.00%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	7.69%	10.47%	13.63%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	7.66%	8.42%	12.21%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	16.30%	12.50%	13.54%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.97%		9.32%	3.76%	5.10%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%		7.86%	1.93%	3.12%
Fixed Income	EQ/Core Bond Index(1) — EIMG; SSGA Funds Management, Inc.	0.62%	^	6.43%	0.35%	1.70%

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		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	8.58%	-0.68%	2.17%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	33.46%	4.64%	7.73%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.53%	^	17.24%	13.79%	14.16%
Equity	EQ/Fidelity Institutional AM® Large Cap — EIMG; FIAM LLC	0.87%	^	18.34%	13.86%	—
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87%	^	11.84%	9.50%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%	^	7.06%	6.11%	8.71%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.08%	^	19.14%	8.33%	9.47%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	9.22%	9.66%	—
Asset Allocation	EQ/Goldman Sachs Moderate Growth AllocationΔ — EIMG; Goldman Sachs Asset Management L.P.	1.15%	^	10.02%	5.02%	5.76%
Asset Allocation	EQ/Growth Strategy† — EIMG	1.00%		11.44%	6.61%	8.07%
Fixed Income	EQ/Intermediate Government Bond(1) — EIMG; SSGA Funds Management, Inc.	0.62%	^	5.54%	0.30%	1.15%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	31.53%	9.91%	8.07%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.86%		25.90%	7.28%	6.92%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.04%		26.66%	7.75%	6.77%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	16.93%	14.99%	11.71%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	15.40%	6.95%	10.59%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		15.93%	7.11%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	14.76%	9.43%	14.08%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.95%		15.40%	12.77%	12.08%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		11.06%	11.64%	15.01%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		15.04%	10.52%	9.77%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	42.06%	10.84%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.03%	^	13.08%	12.72%	15.87%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	20.90%	6.90%	9.61%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	32.95%	6.99%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	5.60%	5.09%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%		16.24%	12.06%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	14.65%	7.33%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%	^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		10.20%	4.12%	5.77%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.98%		10.83%	5.67%	7.08%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.11%		11.50%	5.88%	7.67%

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		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.74%	^	5.52%	-0.90%	2.48%
Fixed Income	EQ/PIMCO Real Return — EIMG; Pacific Investment Management Company LLC	2.22%	^	7.95%	1.24%	—
Fixed Income	EQ/PIMCO Total Return ESG — EIMG; Pacific Investment Management Company LLC	0.75%	^	8.70%	-0.14%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.80%	^	4.47%	2.93%	2.32%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Specialty	EQ/T. Rowe Price Health Sciences — EIMG; T. Rowe Price Associates, Inc.	1.20%	^	19.21%	3.62%	—
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.91%		11.01%	8.65%	8.47%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	12.17%	17.90%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	12.03%	4.95%	6.85%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ

Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)

Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Protfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	AB VPS Balanced Hedged Allocation Portfolio — AllianceBernstein L.P.	0.98%	^	17.36%	5.64%	6.74%
Equity	American Funds Insurance Series® Global Small Capitalization Fund — Capital Research and Management Company	1.15%	^	14.33%	0.23%	6.96%
Asset Allocation	American Funds Insurance Series® Managed Risk Asset Allocation Fund — Capital Research and Management Company; Milliman Financial Risk Management LLC	0.90%		11.67%	6.43%	7.17%
Equity	American Funds Insurance Series® New World Fund® — Capital Research and Management Company	1.07%	^	27.93%	5.06%	8.98%
Fixed Income	American Funds Insurance Series® The Bond Fund of America® — Capital Research and Management Company	0.72%	^	6.98%	-0.38%	2.11%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC; BlackRock International Limited, BlackRock (Singapore) Limited	1.01%	^	19.51%	5.51%	7.33%
Equity	BlackRock Large Cap Focus Growth V.I. Fund — BlackRock Advisors, LLC	1.02%	^	11.48%	10.19%	15.98%
Asset Allocation	Fidelity® VIP Asset Manager 70% Portfolio — Fidelity Management and Research Company (FMR)	0.86%	^	17.96%	7.37%	8.60%
Asset Allocation	Fidelity® VIP Freedom 2015 PortfolioSM — Fidelity Management and Research Company (FMR)	0.66%		11.66%	3.73%	6.33%
Asset Allocation	Fidelity® VIP Freedom 2020 PortfolioSM — Fidelity Management and Research Company (FMR)	0.69%		12.99%	4.57%	7.10%
Asset Allocation	Fidelity® VIP Freedom 2025 PortfolioSM — Fidelity Management and Research Company (FMR)	0.71%		14.23%	5.25%	7.75%
Asset Allocation	Fidelity® VIP Freedom 2030 PortfolioSM — Fidelity Management and Research Company (FMR)	0.74%		15.16%	5.98%	8.61%
Equity	Fidelity® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.80%		11.49%	9.83%	10.31%
Fixed Income	Fidelity® VIP Strategic Income Portfolio — Fidelity Management and Research Company (FMR)	0.88%		8.58%	2.79%	4.40%
Asset Allocation	Franklin Allocation VIP Fund — Franklin Advisers, Inc.	0.82%	^	12.60%	5.73%	7.32%
Asset Allocation	Franklin Income VIP Fund — Franklin Advisers, Inc.	0.72%		12.56%	7.66%	7.30%

8

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Specialty	Guggenheim VIF Global Managed Futures Strategy Fund — Security Investors, LLC, which operates under the name Guggenheim Investments	2.18%	^	3.65%	3.94%	1.27%
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%		15.44%	10.53%	8.93%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	0.98%		8.33%	2.10%	4.72%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97%	^	9.61%	9.74%	13.98%
Asset Allocation	Nomura VIP Asset Strategy Series — Delaware Management Company; Macquarie Investment Management Global Limited	0.77%	^	16.66%	7.07%	7.84%
Fixed Income	Nomura VIP High Income Series — Delaware Management Company; Nomura Corporate Research and Asset Management Inc.	0.97%		7.17%	3.73%	5.56%
Specialty	PIMCO CommodityRealReturn® Strategy Portfolio — Pacific Investment Management Company LLC	3.29%	^	18.85%	10.44%	6.42%
Specialty	PIMCO Emerging Markets Bond Portfolio — Pacific Investment Management Company LLC	1.27%		14.86%	2.34%	4.96%
Specialty	ProFund VP Bear — ProFund Advisors LLC	1.68%	^	-14.47%	-11.20%	-13.49%
Specialty	ProFund VP Biotechnology — ProFund Advisors LLC	1.60%		34.03%	9.50%	7.41%
Equity	Templeton Emerging Markets VIP Fund(1) — Templeton Asset Management Ltd.	1.37%	^	46.27%	5.46%	10.40%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75%	^	15.73%	-0.96%	-0.15%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.32%		36.17%	10.24%	8.06%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)

This is the variable investment option’s new name. The variable investment option’s former name is Templeton Developing Markets VIP Fund which may continue to be used in certain documents for a period of time after the date of this prospectus.

Guaranteed Benefit Account Restrictions

Amounts you allocate to the Guaranteed Benefit account variable investment options fund your Guaranteed benefits.

Category 1 — Equitable Strategic Allocation
GE EQ/AB Dynamic Moderate Growth	GE EQ/Conservative Strategy
GE EQ/Balanced Strategy	GE EQ/Moderate Growth Strategy
GE EQ/Conservative Growth Strategy

Category 2 — Fixed Income
GE EQ/Core Bond Index	GE EQ/Intermediate Government Bond

Category 3 — Equity
GE EQ/400 Managed Volatility	GE EQ/Growth Strategy
GE EQ/500 Managed Volatility	GE EQ/International Managed Volatility
GE EQ/2000 Managed Volatility

Fixed investment options

The following is a list of Fixed investment options currently available under the Contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so. If you elect a Guaranteed benefit, you may not invest in the Fixed investment options and may only invest in the Portfolios listed in the Guaranteed Benefit account table above.

See “Fixed investment options” in “Purchasing the contract” in the Prospectus for a description of the Fixed investment options’ features.

Name	Term	Minimum Guaranteed Interest Rate
Guaranteed interest option	N/A	1.00%
Account for special dollar cost averaging	3 — 12 months	1.00%

9

Retirement Cornerstone® Series (Series B, Series CP®, Series L, Series C)

Issued by

Equitable Financial Life Insurance Company of America	Equitable Financial Life Insurance Company

We have filed with the Securities and Exchange Commission a Prospectus and a Statement of Additional Information (“SAI”) that include additional information about Retirement Cornerstone® Series, Equitable Financial Life Insurance Company of America and Equitable America Variable Account No. 70A, and Equitable Financial Life Insurance Company and Separate Account No. 70. The Prospectus and SAI each dated May 1, 2026 are incorporated by reference into this Summary Prospectus. The Prospectus and SAI are available free of charge. To request a copy of either document, to ask about your contract, or to make other investor inquiries, please call 1-800-789-7771. The Prospectus and SAI are also available at our website, www.equitable.com/ICSR#EQH146637.

Class/Contract Identifier: C000247518; C000118795

(#61606)

Retirement Cornerstone® Series

Equitable Financial Life Insurance Company of America

Equitable Financial Life Insurance Company

Issued through: Equitable America Variable Account No. 70A and Separate Account No. 70

Contract Classes: Series B, Series CP®, Series L, Series C, Series ADV

Updating Summary Prospectus for Existing Investors

May 1, 2026

This updating summary prospectus (the “Summary Prospectus”) summarizes key features of the contract. The statutory prospectus (the “Prospectus”) and Statement of Additional Information ("SAI") for the contract contain more information about the contract’s features, benefits, and risks. The Prospectus and SAI are incorporated by reference into this Summary Prospectus. You can find the current Prospectus, SAI and other information about the contract online at www.equitable.com/ICSR#EQH146634. You can also obtain this information at no cost by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary.

The Retirement Cornerstone® Series are variable and fixed individual and group flexible premium deferred annuity contracts. This Summary Prospectus only describes Retirement Cornerstone® Series B (“Series B”), Retirement Cornerstone® Series CP® (“Series CP®”), Retirement Cornerstone® Series L (“Series L”), Retirement Cornerstone® Series C (“Series C”), and Retirement Cornerstone® Series ADV (“Series ADV”). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The contract is a complex investment that involves risks, including potential loss of principal. You should speak with a financial professional about the features, benefits, risks, and fees and whether the contract is appropriate for you based on your financial situation and objectives.

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in withdrawal charges, taxes, and tax penalties.

All guarantees are subject to the Company’s financial strength and claims paying ability.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Updated Information About Your Contract

The information in this Summary Prospectus is a summary of certain contract features that have changed since the Prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your contract.

INVESTMENT OPTIONS

There have been changes to the Appendix “Investment options available under the contract” in this Summary Prospectus.

Investment Options Added: EQ/Goldman Sachs Moderate Growth Allocation.

Investment Options No Longer Available: First Trust/Dow Jones Dividend & Income Allocation Portfolio; Invesco V.I. High Yield Fund; Invesco V.I. Main Street Mid Cap Fund®; Invesco V.I. Small Cap Equity Fund; MFS® Investors Trust Series.

Investment Option Name Changes: Nomura VIP Asset Strategy Series (formerly Macquarie VIP Asset Strategy Series); Nomura VIP High Income Series (formerly known as Macquarie VIP High Income Series); Templeton Emerging Markets VIP Fund (formerly Templeton Developing Markets VIP Fund).

EXCHANGE OFFER

An exchange offer was made in connection with an assumption reinsurance transaction (the “Program”) between Equitable Financial Life Insurance Company of America (“EFLOA”, the “Company” or “we”) and Equitable Financial Life Insurance Company (“EFLIC”). Pursuant to the Program, certain EFLIC variable annuity contracts (each an “EFLIC Contract” and collectively, the “EFLIC Contracts”) will be exchanged for identical EFLOA contracts (each an “EFLOA Contract” and collectively, the “EFLOA Contracts”). Not all contracts are eligible for the exchange offer.

Depending on which state your EFLIC Contract was issued in, you may have to affirmatively consent to or have the right to opt-out of the exchange. We will advise you which of the following consent processes applies to your EFLIC contract (based on the state it was issued in):

•	In certain states, you must affirmatively consent to the exchange (“opt-in process”).

•	In certain states, you will be deemed to have elected the exchange if you do not exercise your right to opt out within a specified period (“opt-out process”).

•	In certain states, your EFLIC Contract will be exchanged for an EFLOA Contract automatically without any action by you (“automatic process”).

Please note, in a majority of states, you will not be required to take any additional steps or provide affirmative consent before your EFLIC Contract is exchanged for an EFLOA Contract.

Important Considerations

If your EFLIC Contract is exchanged for an EFLOA Contract:

•	Your EFLIC Contract will terminate and EFLIC will have no further obligation to you for the benefits under your EFLIC Contract.

•	EFLOA will be solely responsible to you for the benefits under your EFLOA Contract.

•	The Account Value in your EFLIC Contract will be transferred to your EFLOA Contract without any change in value and there will be no interruption to your investments because of the exchange.

•	At the time of the exchange, the same investment options available under your EFLIC Contract will be available for investment under your EFLOA Contract. Any investment restrictions applicable under your EFLIC Contract will continue to apply under your EFLOA Contract.

•	Your death benefit and any optional benefit(s) under your EFLOA Contract immediately after the exchange will be the same as your death benefit and any optional benefit(s) under your EFLIC Contract immediately before the exchange and will continue to be calculated in the same way.

•	You will receive credit for the time your contributions were invested in your EFLIC Contract for purposes of determining whether a withdrawal charge, if applicable, applies under your EFLOA Contract.

•	We will not assess any charges against you because of the exchange.

There should be no adverse tax consequences to contract owners because of the Program between EFLIC and EFLOA or the exchange of an EFLIC Contract for an EFLOA Contract. Notwithstanding, we recommend that you consult your tax advisor.

Important information you should consider about the contract

FEES AND EXPENSES
Are there Charges or Adjustments for Early Withdrawals?

Yes. Each series of the contract provides for different withdrawal charge periods and percentages.

Series B — If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series B of the contract within 7 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. The loss will be greater if there are taxes, or tax penalties.

Series CP® — If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series CP® of the contract within 9 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. The loss will be greater if there are taxes, or tax penalties.

Series L — If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series L of the contract within 4 years following your last contribution, you will be assessed a withdrawal charge of up to 8% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. The loss will be greater if there are taxes, or tax penalties.

Series C — No withdrawal charge.

Series ADV — No withdrawal charge.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges and expenses” in the Prospectus.

Are There Transaction Charges?

Yes. In addition to withdrawal charges, you may also be charged for other transactions including special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges; or when you transfer between investment options in excess a certain number.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Are There Ongoing Fees and Expenses?	Yes. Each series of the contract provides for different ongoing fees and expenses. The tables below describe the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. For Series ADV contracts, the fees and expenses in the table below do not reflect any advisory fees paid to financial intermediaries from the account value or other assets of the owner; if such fees were reflected the below fees and charges would be higher. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (varies by contract series)(1)	0.65%	1.70%
Portfolio Company fees and expenses(2)	0.54%	3.48%
Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.25%	1.25%

(1) Expressed as an annual percentage of daily net assets in the variable investment options.

(2) Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2025 and could change from year to year.

(3) Expressed as an annual percentage of the applicable benefit base.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes no credits and that you do not take withdrawals from the contract, which could add withdrawals charges that substantially increase costs.

Lowest Annual Cost $1,128	Highest Annual Cost $4,939

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Least expensive combination of contract series and Portfolio fees and expenses

•

No optional benefits

•

No sales charges or advisory fees

•

No additional contributions, transfers or withdrawals

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Most expensive combination of contract series (Series CP®), optional benefits (GIB and “Greater of” death benefit) and Portfolio fees and expenses

•

No sales charges or advisory fees

•

No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

RISKS
Is There a Risk of Loss From Poor Performance?

Yes. The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the Contract” in the Prospectus.

Is this a Short-Term Investment?

No. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

What are the Risks Associated with the Investment Options?

An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Fixed Investment options” and “Portfolios of the Trusts” in “Purchasing the Contract” in the Prospectus. See also Appendix “Investment options available under the contract” in the Prospectus.

What are the Risks Related to the Insurance Company?

An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the fixed investment options, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

RESTRICTIONS
Are There Restrictions on the Investment Options?

Yes. We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protection with Investment Performance account variable investment options) and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring account value from any variable investment option to another variable investment option.

Credits under Series CP® contracts may be recaptured upon free look, annuitization, and death.

There are restrictions regarding investment options if Guaranteed benefits are elected, limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with Special DCA programs. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in the Prospectus for more information.

For more information see “About The Separate Account” in “More information” in the Prospectus.

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

Contributions and transfers into and out of the guaranteed interest option are limited.

For additional information about restrictions on the investment options, see “Transfer charge” in “Charges and expenses”, and “Portfolios of the Trusts” and “Guaranteed Interest Option” in “Purchasing the Contract” and “Transferring your money among investment options” in the Prospectus.

Are There Any Restrictions on Contract Benefits?

Yes. At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have one or more Guaranteed benefits (which are also known as optional benefits) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/ or transfers into the Protection with Investment Performance account variable investment options, you may no longer be able to fund your Guaranteed benefit(s).

Investment options are limited if Guaranteed benefits are elected. Withdrawals, including withdrawals to pay advisory fees, that exceed limits specified by the terms of an optional benefit may affect the availability of the benefits by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

If you purchase a Series ADV contract and you elect to pay the advisory fee from your account value, then this deduction will be treated as a withdrawal and will reduce the standard death benefit and Guaranteed benefits, and may also be subject to federal and state income taxes and a 10% federal penalty tax. See “Fee based programs” in “Purchasing the contract” in the Prospectus.

The standard and optional death benefits offered with the contract are available only at contract purchase. Withdrawals could significantly reduce or terminate the death benefit.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the Contract” in the Prospectus. See also “Death Benefits” and “Living Benefits” in “Benefits available under the contract” in the Prospectus.

TAXES
What Are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?

Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Should I Exchange My Contract?

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the Prospectus.

Appendix: Investment options available under the contract

Variable Investment options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146634. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the Protection with Investment Performance account table below.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Equity	1290 VT Equity Income — Equitable Investment Management Group, LLC (“EIMG”); Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	13.04%	11.25%	8.85%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%	^	15.91%	7.70%	5.38%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02%	^	7.54%	3.92%	5.41%
Specialty	1290 VT Multi-Alternative Strategies — EIMG	1.53%	^	13.40%	3.50%	—
Specialty	1290 VT Natural Resources — EIMG; AllianceBernstein L.P.	0.90%	^	28.04%	16.06%	9.42%
Specialty	1290 VT Real Estate — EIMG; AllianceBernstein L.P.	0.90%	^	9.67%	2.69%	3.28%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%		13.95%	10.21%	10.74%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		9.32%	4.40%	8.33%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%	^	3.31%	7.06%	9.21%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.80%		13.33%	12.43%	13.15%
Asset Allocation	EQ/AB Dynamic Moderate GrowthΔ — EIMG; AllianceBernstein L.P.	1.13%		13.46%	6.31%	6.12%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.15%		12.97%	7.79%	9.47%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.01%		12.17%	7.61%	9.04%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	17.18%	7.12%	8.28%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	8.72%	8.64%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.97%		10.05%	4.68%	6.08%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.95%	^	19.83%	13.80%	15.00%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	7.69%	10.47%	13.63%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	7.66%	8.42%	12.21%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	16.30%	12.50%	13.54%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.97%		9.32%	3.76%	5.10%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%		7.86%	1.93%	3.12%
Fixed Income	EQ/Core Bond Index(1) — EIMG; SSGA Funds Management, Inc.	0.62%	^	6.43%	0.35%	1.70%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	8.58%	-0.68%	2.17%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	33.46%	4.64%	7.73%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.53%	^	17.24%	13.79%	14.16%
Equity	EQ/Fidelity Institutional AM® Large Cap — EIMG; FIAM LLC	0.87%	^	18.34%	13.86%	—
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87%	^	11.84%	9.50%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%	^	7.06%	6.11%	8.71%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.08%	^	19.14%	8.33%	9.47%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	9.22%	9.66%	—
Asset Allocation	EQ/Goldman Sachs Moderate Growth AllocationΔ — EIMG; Goldman Sachs Asset Management L.P.	1.15%	^	10.02%	5.02%	5.76%
Asset Allocation	EQ/Growth Strategy† — EIMG	1.00%		11.44%	6.61%	8.07%
Fixed Income	EQ/Intermediate Government Bond(1) — EIMG; SSGA Funds Management, Inc.	0.62%	^	5.54%	0.30%	1.15%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	31.53%	9.91%	8.07%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.86%		25.90%	7.28%	6.92%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.04%		26.66%	7.75%	6.77%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	16.93%	14.99%	11.71%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	15.40%	6.95%	10.59%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		15.93%	7.11%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	14.76%	9.43%	14.08%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.95%		15.40%	12.77%	12.08%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		11.06%	11.64%	15.01%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		15.04%	10.52%	9.77%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	42.06%	10.84%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.03%	^	13.08%	12.72%	15.87%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	20.90%	6.90%	9.61%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	32.95%	6.99%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	5.60%	5.09%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%		16.24%	12.06%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	14.65%	7.33%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%	^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		10.20%	4.12%	5.77%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.98%		10.83%	5.67%	7.08%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.11%		11.50%	5.88%	7.67%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.74%	^	5.52%	-0.90%	2.48%
Fixed Income	EQ/PIMCO Real Return — EIMG; Pacific Investment Management Company LLC	2.22%	^	7.95%	1.24%	—
Fixed Income	EQ/PIMCO Total Return ESG — EIMG; Pacific Investment Management Company LLC	0.75%	^	8.70%	-0.14%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.80%	^	4.47%	2.93%	2.32%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Specialty	EQ/T. Rowe Price Health Sciences — EIMG; T. Rowe Price Associates, Inc.	1.20%	^	19.21%	3.62%	—
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.91%		11.01%	8.65%	8.47%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	12.17%	17.90%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	12.03%	4.95%	6.85%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ

Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)

Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Asset Allocation	AB VPS Balanced Hedged Allocation Portfolio — AllianceBernstein L.P.	0.98%	^	17.36%	5.64%	6.74%
Equity	American Funds Insurance Series® Global Small Capitalization Fund — Capital Research and Management Company	1.15%	^	14.33%	0.23%	6.96%
Asset Allocation	American Funds Insurance Series® Managed Risk Asset Allocation Fund — Capital Research and Management Company; Milliman Financial Risk Management LLC	0.90%		11.67%	6.43%	7.17%
Equity	American Funds Insurance Series® New World Fund® — Capital Research and Management Company	1.07%	^	27.93%	5.06%	8.98%
Fixed Income	American Funds Insurance Series® The Bond Fund of America® — Capital Research and Management Company	0.72%	^	6.98%	-0.38%	2.11%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC; BlackRock International Limited, BlackRock (Singapore) Limited	1.01%	^	19.51%	5.51%	7.33%
Equity	BlackRock Large Cap Focus Growth V.I. Fund — BlackRock Advisors, LLC	1.02%	^	11.48%	10.19%	15.98%
Asset Allocation	Fidelity® VIP Asset Manager 70% Portfolio — Fidelity Management and Research Company (FMR)	0.86%	^	17.96%	7.37%	8.60%
Asset Allocation	Fidelity® VIP Freedom 2015 PortfolioSM — Fidelity Management and Research Company (FMR)	0.66%		11.66%	3.73%	6.33%
Asset Allocation	Fidelity® VIP Freedom 2020 PortfolioSM — Fidelity Management and Research Company (FMR)	0.69%		12.99%	4.57%	7.10%
Asset Allocation	Fidelity® VIP Freedom 2025 PortfolioSM — Fidelity Management and Research Company (FMR)	0.71%		14.23%	5.25%	7.75%
Asset Allocation	Fidelity® VIP Freedom 2030 PortfolioSM — Fidelity Management and Research Company (FMR)	0.74%		15.16%	5.98%	8.61%
Equity	Fidelity® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.80%		11.49%	9.83%	10.31%
Fixed Income	Fidelity® VIP Strategic Income Portfolio — Fidelity Management and Research Company (FMR)	0.88%		8.58%	2.79%	4.40%
Asset Allocation	Franklin Allocation VIP Fund — Franklin Advisers, Inc.	0.82%	^	12.60%	5.73%	7.32%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2025)
				1 year	5 year	10 year
Asset Allocation	Franklin Income VIP Fund — Franklin Advisers, Inc.	0.72%		12.56%	7.66%	7.30%
Specialty	Guggenheim VIF Global Managed Futures Strategy Fund — Security Investors, LLC, which operates under the name Guggenheim Investments	2.18%	^	3.65%	3.94%	1.27%
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%		15.44%	10.53%	8.93%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	0.98%		8.33%	2.10%	4.72%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97%	^	9.61%	9.74%	13.98%
Asset Allocation	Nomura VIP Asset Strategy Series — Delaware Management Company; Macquarie Investment Management Global Limited	0.77%	^	16.66%	7.07%	7.84%
Fixed Income	Nomura VIP High Income Series — Delaware Management Company; Nomura Corporate Research and Asset Management Inc.	0.97%		7.17%	3.73%	5.56%
Specialty	PIMCO CommodityRealReturn® Strategy Portfolio — Pacific Investment Management Company LLC	3.29%	^	18.85%	10.44%	6.42%
Specialty	PIMCO Emerging Markets Bond Portfolio — Pacific Investment Management Company LLC	1.27%		14.86%	2.34%	4.96%
Specialty	ProFund VP Biotechnology — ProFund Advisors LLC	1.60%		34.03%	9.50%	7.41%
Equity	Templeton Emerging Markets VIP Fund(1) — Templeton Asset Management Ltd.	1.37%	^	46.27%	5.46%	10.40%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75%	^	15.73%	-0.96%	-0.15%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.32%		36.17%	10.24%	8.06%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)

This is the variable investment option’s new name. The variable investment option’s former name is Templeton Developing Markets VIP Fund which may continue to be used in certain documents for a period of time after the date of this prospectus.

Protection with Investment Performance Account Restrictions

Amounts you allocate to the Protection with Investment Performance account variable investment options fund your Guaranteed benefits.

Equitable Strategic Allocation
EQ/AB Dynamic Moderate Growth	EQ/Conservative Strategy
EQ/Balanced Strategy	EQ/Moderate Growth Strategy
EQ/Conservative Growth Strategy

Fixed Income
EQ/Core Bond Index	EQ/Intermediate Government Bond

Equity
EQ/400 Managed Volatility	EQ/Growth Strategy
EQ/500 Managed Volatility	EQ/International Managed Volatility
EQ/2000 Managed Volatility

The following are the three categories of variable investment options available for your Protection with Investment Performance Account.

Category 1 — Equitable Strategic Allocation

EQ/AB Dynamic Moderate Growth

EQ/Balanced Strategy

EQ/Conservative Growth Strategy

EQ/Conservative Strategy

EQ/Moderate Growth Strategy

Category 2 — Fixed Income

EQ/Core Bond Index

EQ/Intermediate Government Bond

Category 3 — Equity

EQ/400 Managed Volatility

EQ/500 Managed Volatility

EQ/2000 Managed Volatility

EQ/Growth Strategy

EQ/International Managed Volatility

Fixed investment options

The following is a list of Fixed investment options currently available under the Contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so. If you elect a Guaranteed benefit, you may not invest in the Fixed investment options and may only invest in the Portfolios listed in the Protection with Investment Performance account table above.

See “Fixed investment options” in “Purchasing the contract” in the Prospectus for a description of the Fixed investment options’ features.

Name	Term	Minimum Guaranteed Interest Rate
Guaranteed interest option	N/A	1.00%
Account for special dollar cost averaging	3 - 12 months	1.00%

Retirement Cornerstone® Series (Series B, Series CP®, Series L, Series C, Series ADV)

Issued by

Equitable Financial Life Insurance Company of America	Equitable Financial Life Insurance Company

We have filed with the Securities and Exchange Commission a Prospectus and a Statement of Additional Information (“SAI”) that include additional information about Retirement Cornerstone® Series, Equitable Financial Life Insurance Company of America and Equitable America Variable Account No. 70A, and Equitable Financial Life Insurance Company and Separate Account No. 70. The Prospectus and SAI each dated May 1, 2026 are incorporated by reference into this Summary Prospectus. The Prospectus and SAI are available free of charge. To request a copy of either document, to ask about your contract, or to make other investor inquiries, please call 1-800-789-7771. The Prospectus and SAI are also available at our website, www.equitable.com/ICSR#EQH146634.

Class/Contract Identifier: C000247519; C000118796

(#64093)